Income Taxes	10 Months Ended
Dec. 31, 2021
Northern Lights Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Income Taxes

Note 10 – Income Taxes

The tax effects of temporary differences that give rise to deferred tax assets are presented below:

For the period from February 26, 2021 to December 31, 2021
Deferred Tax Assets:
Net operating loss carryforwards	$87,611
Transaction costs	42,000
Start-up costs	16,885
Total deferred tax assets	146,496
Valuation allowance	(146,496)
Deferred tax asset, net of valuation allowance	$—

NORTHERN LIGHTS ACQUISITION CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

The income tax provision (benefit) consists of the following:

For the period from February 26, 2021 to December 31, 2021
Federal:
Current	$—
Deferred	(146,496)

State and local:
Current	—
Deferred	—
(146,496)
Change in valuation allowance	146,496
Income tax provision (benefit)	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. After consideration of all information available, management believes that significant uncertainty exists with the respect to the realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from February 26, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $146,496.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

For the period from February 26, 2021 to December 31, 2021
Tax benefit at federal statutory rate	21.0%
Increase (decrease) in tax provision resulting from:
Warrants – fair market value change	(37.2)
Warrants – formation costs	4.4
Change in valuation allowance	11.8
Effective income tax rate	0.0%

At December 31, 2021, we had $417,198 of U.S. net operating loss carryforwards available to offset future taxable income. These net operating losses do not expire.

There were no unrecognized tax benefits related to uncertain tax positions at December 31, 2021.

As a result of our operations, we file income tax returns in the US federal jurisdiction and in New York state and are subject to examination by the various taxing authorities, since exception.